Shareholder Report, Holdings (Details)	Apr. 30, 2026
Fidelity Value Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Value Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Value Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Value Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Value Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Value Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Value Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Value Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Value Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Value Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Value Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	16.60%
Fidelity Value Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Fidelity Value Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Fidelity Value Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Fidelity Value Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	24.20%
Fidelity Value Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Value Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Fidelity Value Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Value Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Value Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Value Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Value Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	88.20%
Fidelity Value Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Value Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Value Fund | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Value Fund | France
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Value Fund | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Value Fund | Portugal
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Value Fund | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Value Fund | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Value Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Value Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.80%
Fidelity Value Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Value Fund - Class K | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Value Fund - Class K | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Value Fund - Class K | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Value Fund - Class K | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Value Fund - Class K | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Value Fund - Class K | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Value Fund - Class K | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Value Fund - Class K | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Value Fund - Class K | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Value Fund - Class K | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Value Fund - Class K | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	16.60%
Fidelity Value Fund - Class K | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Fidelity Value Fund - Class K | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Fidelity Value Fund - Class K | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Fidelity Value Fund - Class K | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	24.20%
Fidelity Value Fund - Class K | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Value Fund - Class K | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Fidelity Value Fund - Class K | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Value Fund - Class K | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Value Fund - Class K | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Value Fund - Class K | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Value Fund - Class K | United States
Holdings [Line Items]
Percent of Net Asset Value	88.20%
Fidelity Value Fund - Class K | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Value Fund - Class K | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Value Fund - Class K | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Value Fund - Class K | France
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Value Fund - Class K | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Value Fund - Class K | Portugal
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Value Fund - Class K | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Value Fund - Class K | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Value Fund - Class K | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Value Fund - Class K | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.80%
Fidelity Value Fund - Class K | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Stock Selector Small Cap Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Stock Selector Small Cap Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Stock Selector Small Cap Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Stock Selector Small Cap Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Stock Selector Small Cap Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Stock Selector Small Cap Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Stock Selector Small Cap Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Stock Selector Small Cap Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Stock Selector Small Cap Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Stock Selector Small Cap Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Stock Selector Small Cap Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Fidelity Stock Selector Small Cap Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Fidelity Stock Selector Small Cap Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Fidelity Stock Selector Small Cap Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Stock Selector Small Cap Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	20.80%
Fidelity Stock Selector Small Cap Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Stock Selector Small Cap Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Fidelity Stock Selector Small Cap Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Stock Selector Small Cap Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Stock Selector Small Cap Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Stock Selector Small Cap Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Stock Selector Small Cap Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	88.50%
Fidelity Stock Selector Small Cap Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Stock Selector Small Cap Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Stock Selector Small Cap Fund | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Stock Selector Small Cap Fund | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Stock Selector Small Cap Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Stock Selector Small Cap Fund | Thailand
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Stock Selector Small Cap Fund | Japan
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Stock Selector Small Cap Fund | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Stock Selector Small Cap Fund | Chile
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Stock Selector Small Cap Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	97.40%
Fidelity Stock Selector Small Cap Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Stock Selector Small Cap Fund - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Stock Selector Small Cap Fund - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Stock Selector Small Cap Fund - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Stock Selector Small Cap Fund - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Stock Selector Small Cap Fund - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Stock Selector Small Cap Fund - Class Z | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Stock Selector Small Cap Fund - Class Z | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Stock Selector Small Cap Fund - Class Z | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Stock Selector Small Cap Fund - Class Z | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Stock Selector Small Cap Fund - Class Z | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Stock Selector Small Cap Fund - Class Z | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Fidelity Advisor Stock Selector Small Cap Fund - Class Z | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Fidelity Advisor Stock Selector Small Cap Fund - Class Z | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Fidelity Advisor Stock Selector Small Cap Fund - Class Z | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor Stock Selector Small Cap Fund - Class Z | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	20.80%
Fidelity Advisor Stock Selector Small Cap Fund - Class Z | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Advisor Stock Selector Small Cap Fund - Class Z | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Fidelity Advisor Stock Selector Small Cap Fund - Class Z | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Stock Selector Small Cap Fund - Class Z | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Stock Selector Small Cap Fund - Class Z | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor Stock Selector Small Cap Fund - Class Z | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Stock Selector Small Cap Fund - Class Z | United States
Holdings [Line Items]
Percent of Net Asset Value	88.50%
Fidelity Advisor Stock Selector Small Cap Fund - Class Z | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Stock Selector Small Cap Fund - Class Z | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Stock Selector Small Cap Fund - Class Z | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Stock Selector Small Cap Fund - Class Z | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Stock Selector Small Cap Fund - Class Z | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Stock Selector Small Cap Fund - Class Z | Thailand
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Stock Selector Small Cap Fund - Class Z | Japan
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Stock Selector Small Cap Fund - Class Z | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Stock Selector Small Cap Fund - Class Z | Chile
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Stock Selector Small Cap Fund - Class Z | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	97.40%
Fidelity Advisor Stock Selector Small Cap Fund - Class Z | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Stock Selector Small Cap Fund - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Stock Selector Small Cap Fund - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Stock Selector Small Cap Fund - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Stock Selector Small Cap Fund - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Stock Selector Small Cap Fund - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Stock Selector Small Cap Fund - Class M | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Stock Selector Small Cap Fund - Class M | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Stock Selector Small Cap Fund - Class M | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Stock Selector Small Cap Fund - Class M | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Stock Selector Small Cap Fund - Class M | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Stock Selector Small Cap Fund - Class M | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Fidelity Advisor Stock Selector Small Cap Fund - Class M | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Fidelity Advisor Stock Selector Small Cap Fund - Class M | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Fidelity Advisor Stock Selector Small Cap Fund - Class M | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor Stock Selector Small Cap Fund - Class M | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	20.80%
Fidelity Advisor Stock Selector Small Cap Fund - Class M | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Advisor Stock Selector Small Cap Fund - Class M | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Fidelity Advisor Stock Selector Small Cap Fund - Class M | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Stock Selector Small Cap Fund - Class M | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Stock Selector Small Cap Fund - Class M | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor Stock Selector Small Cap Fund - Class M | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Stock Selector Small Cap Fund - Class M | United States
Holdings [Line Items]
Percent of Net Asset Value	88.50%
Fidelity Advisor Stock Selector Small Cap Fund - Class M | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Stock Selector Small Cap Fund - Class M | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Stock Selector Small Cap Fund - Class M | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Stock Selector Small Cap Fund - Class M | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Stock Selector Small Cap Fund - Class M | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Stock Selector Small Cap Fund - Class M | Thailand
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Stock Selector Small Cap Fund - Class M | Japan
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Stock Selector Small Cap Fund - Class M | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Stock Selector Small Cap Fund - Class M | Chile
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Stock Selector Small Cap Fund - Class M | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	97.40%
Fidelity Advisor Stock Selector Small Cap Fund - Class M | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Stock Selector Small Cap Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Stock Selector Small Cap Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Stock Selector Small Cap Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Stock Selector Small Cap Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Stock Selector Small Cap Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Stock Selector Small Cap Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Stock Selector Small Cap Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Stock Selector Small Cap Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Stock Selector Small Cap Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Stock Selector Small Cap Fund - Class I | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Stock Selector Small Cap Fund - Class I | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Fidelity Advisor Stock Selector Small Cap Fund - Class I | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Fidelity Advisor Stock Selector Small Cap Fund - Class I | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Fidelity Advisor Stock Selector Small Cap Fund - Class I | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor Stock Selector Small Cap Fund - Class I | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	20.80%
Fidelity Advisor Stock Selector Small Cap Fund - Class I | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Advisor Stock Selector Small Cap Fund - Class I | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Fidelity Advisor Stock Selector Small Cap Fund - Class I | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Stock Selector Small Cap Fund - Class I | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Stock Selector Small Cap Fund - Class I | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor Stock Selector Small Cap Fund - Class I | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Stock Selector Small Cap Fund - Class I | United States
Holdings [Line Items]
Percent of Net Asset Value	88.50%
Fidelity Advisor Stock Selector Small Cap Fund - Class I | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Stock Selector Small Cap Fund - Class I | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Stock Selector Small Cap Fund - Class I | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Stock Selector Small Cap Fund - Class I | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Stock Selector Small Cap Fund - Class I | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Stock Selector Small Cap Fund - Class I | Thailand
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Stock Selector Small Cap Fund - Class I | Japan
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Stock Selector Small Cap Fund - Class I | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Stock Selector Small Cap Fund - Class I | Chile
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Stock Selector Small Cap Fund - Class I | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	97.40%
Fidelity Advisor Stock Selector Small Cap Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Stock Selector Small Cap Fund - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Stock Selector Small Cap Fund - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Stock Selector Small Cap Fund - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Stock Selector Small Cap Fund - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Stock Selector Small Cap Fund - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Stock Selector Small Cap Fund - Class C | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Stock Selector Small Cap Fund - Class C | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Stock Selector Small Cap Fund - Class C | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Stock Selector Small Cap Fund - Class C | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Stock Selector Small Cap Fund - Class C | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Stock Selector Small Cap Fund - Class C | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Fidelity Advisor Stock Selector Small Cap Fund - Class C | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Fidelity Advisor Stock Selector Small Cap Fund - Class C | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Fidelity Advisor Stock Selector Small Cap Fund - Class C | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor Stock Selector Small Cap Fund - Class C | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	20.80%
Fidelity Advisor Stock Selector Small Cap Fund - Class C | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Advisor Stock Selector Small Cap Fund - Class C | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Fidelity Advisor Stock Selector Small Cap Fund - Class C | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Stock Selector Small Cap Fund - Class C | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Stock Selector Small Cap Fund - Class C | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor Stock Selector Small Cap Fund - Class C | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Stock Selector Small Cap Fund - Class C | United States
Holdings [Line Items]
Percent of Net Asset Value	88.50%
Fidelity Advisor Stock Selector Small Cap Fund - Class C | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Stock Selector Small Cap Fund - Class C | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Stock Selector Small Cap Fund - Class C | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Stock Selector Small Cap Fund - Class C | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Stock Selector Small Cap Fund - Class C | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Stock Selector Small Cap Fund - Class C | Thailand
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Stock Selector Small Cap Fund - Class C | Japan
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Stock Selector Small Cap Fund - Class C | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Stock Selector Small Cap Fund - Class C | Chile
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Stock Selector Small Cap Fund - Class C | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	97.40%
Fidelity Advisor Stock Selector Small Cap Fund - Class C | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Stock Selector Small Cap Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Stock Selector Small Cap Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Stock Selector Small Cap Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Stock Selector Small Cap Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Stock Selector Small Cap Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Stock Selector Small Cap Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Stock Selector Small Cap Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Stock Selector Small Cap Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Stock Selector Small Cap Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Stock Selector Small Cap Fund - Class A | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Stock Selector Small Cap Fund - Class A | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Fidelity Advisor Stock Selector Small Cap Fund - Class A | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Fidelity Advisor Stock Selector Small Cap Fund - Class A | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Fidelity Advisor Stock Selector Small Cap Fund - Class A | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor Stock Selector Small Cap Fund - Class A | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	20.80%
Fidelity Advisor Stock Selector Small Cap Fund - Class A | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Advisor Stock Selector Small Cap Fund - Class A | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Fidelity Advisor Stock Selector Small Cap Fund - Class A | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Stock Selector Small Cap Fund - Class A | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Stock Selector Small Cap Fund - Class A | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor Stock Selector Small Cap Fund - Class A | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Stock Selector Small Cap Fund - Class A | United States
Holdings [Line Items]
Percent of Net Asset Value	88.50%
Fidelity Advisor Stock Selector Small Cap Fund - Class A | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Stock Selector Small Cap Fund - Class A | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Stock Selector Small Cap Fund - Class A | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Stock Selector Small Cap Fund - Class A | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Stock Selector Small Cap Fund - Class A | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Stock Selector Small Cap Fund - Class A | Thailand
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Stock Selector Small Cap Fund - Class A | Japan
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Stock Selector Small Cap Fund - Class A | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Stock Selector Small Cap Fund - Class A | Chile
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Stock Selector Small Cap Fund - Class A | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	97.40%
Fidelity Advisor Stock Selector Small Cap Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Focused Stock Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Fidelity Focused Stock Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Fidelity Focused Stock Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fidelity Focused Stock Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Focused Stock Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Focused Stock Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Focused Stock Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Focused Stock Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Focused Stock Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Focused Stock Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Focused Stock Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Fidelity Focused Stock Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	42.70%
Fidelity Focused Stock Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fidelity Focused Stock Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Fidelity Focused Stock Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Focused Stock Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Fidelity Focused Stock Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Fidelity Focused Stock Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Focused Stock Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Focused Stock Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	86.90%
Fidelity Focused Stock Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Focused Stock Fund | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Focused Stock Fund | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Focused Stock Fund | Finland
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Focused Stock Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.60%
Fidelity Focused Stock Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Disciplined Equity Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Fidelity Disciplined Equity Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Disciplined Equity Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Disciplined Equity Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Disciplined Equity Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Disciplined Equity Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Disciplined Equity Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Disciplined Equity Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Disciplined Equity Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Disciplined Equity Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Disciplined Equity Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Fidelity Disciplined Equity Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	36.20%
Fidelity Disciplined Equity Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Disciplined Equity Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Disciplined Equity Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	17.90%
Fidelity Disciplined Equity Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Disciplined Equity Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fidelity Disciplined Equity Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Disciplined Equity Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Fidelity Disciplined Equity Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Disciplined Equity Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Disciplined Equity Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	97.00%
Fidelity Disciplined Equity Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Disciplined Equity Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Disciplined Equity Fund | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Disciplined Equity Fund | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Disciplined Equity Fund | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Disciplined Equity Fund | Australia
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Disciplined Equity Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.80%
Fidelity Disciplined Equity Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Disciplined Equity Fund - Class K | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Fidelity Disciplined Equity Fund - Class K | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Disciplined Equity Fund - Class K | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Disciplined Equity Fund - Class K | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Disciplined Equity Fund - Class K | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Disciplined Equity Fund - Class K | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Disciplined Equity Fund - Class K | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Disciplined Equity Fund - Class K | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Disciplined Equity Fund - Class K | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Disciplined Equity Fund - Class K | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Disciplined Equity Fund - Class K | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Fidelity Disciplined Equity Fund - Class K | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	36.20%
Fidelity Disciplined Equity Fund - Class K | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Disciplined Equity Fund - Class K | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Disciplined Equity Fund - Class K | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	17.90%
Fidelity Disciplined Equity Fund - Class K | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Disciplined Equity Fund - Class K | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fidelity Disciplined Equity Fund - Class K | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Disciplined Equity Fund - Class K | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Fidelity Disciplined Equity Fund - Class K | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Disciplined Equity Fund - Class K | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Disciplined Equity Fund - Class K | United States
Holdings [Line Items]
Percent of Net Asset Value	97.00%
Fidelity Disciplined Equity Fund - Class K | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Disciplined Equity Fund - Class K | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Disciplined Equity Fund - Class K | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Disciplined Equity Fund - Class K | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Disciplined Equity Fund - Class K | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Disciplined Equity Fund - Class K | Australia
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Disciplined Equity Fund - Class K | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.80%
Fidelity Disciplined Equity Fund - Class K | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Capital Appreciation Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Fidelity Capital Appreciation Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity Capital Appreciation Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Capital Appreciation Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Capital Appreciation Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Capital Appreciation Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Capital Appreciation Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Capital Appreciation Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Capital Appreciation Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Capital Appreciation Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Capital Appreciation Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Fidelity Capital Appreciation Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	31.70%
Fidelity Capital Appreciation Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Capital Appreciation Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Capital Appreciation Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Fidelity Capital Appreciation Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Capital Appreciation Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Fidelity Capital Appreciation Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Capital Appreciation Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Fidelity Capital Appreciation Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Fidelity Capital Appreciation Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Capital Appreciation Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	87.90%
Fidelity Capital Appreciation Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Capital Appreciation Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Capital Appreciation Fund | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Capital Appreciation Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Capital Appreciation Fund | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Capital Appreciation Fund | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Capital Appreciation Fund | Australia
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Capital Appreciation Fund | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Capital Appreciation Fund | Brazil
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Capital Appreciation Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.90%
Fidelity Capital Appreciation Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Capital Appreciation Fund | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Capital Appreciation Fund - Class K | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Fidelity Capital Appreciation Fund - Class K | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity Capital Appreciation Fund - Class K | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Capital Appreciation Fund - Class K | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Capital Appreciation Fund - Class K | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Capital Appreciation Fund - Class K | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Capital Appreciation Fund - Class K | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Capital Appreciation Fund - Class K | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Capital Appreciation Fund - Class K | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Capital Appreciation Fund - Class K | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Capital Appreciation Fund - Class K | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Fidelity Capital Appreciation Fund - Class K | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	31.70%
Fidelity Capital Appreciation Fund - Class K | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Capital Appreciation Fund - Class K | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Capital Appreciation Fund - Class K | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Fidelity Capital Appreciation Fund - Class K | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Capital Appreciation Fund - Class K | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Fidelity Capital Appreciation Fund - Class K | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Capital Appreciation Fund - Class K | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Fidelity Capital Appreciation Fund - Class K | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Fidelity Capital Appreciation Fund - Class K | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Capital Appreciation Fund - Class K | United States
Holdings [Line Items]
Percent of Net Asset Value	87.90%
Fidelity Capital Appreciation Fund - Class K | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Capital Appreciation Fund - Class K | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Capital Appreciation Fund - Class K | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Capital Appreciation Fund - Class K | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Capital Appreciation Fund - Class K | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Capital Appreciation Fund - Class K | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Capital Appreciation Fund - Class K | Australia
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Capital Appreciation Fund - Class K | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Capital Appreciation Fund - Class K | Brazil
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Capital Appreciation Fund - Class K | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.90%
Fidelity Capital Appreciation Fund - Class K | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Capital Appreciation Fund - Class K | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Focused Stock Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Fidelity Advisor Focused Stock Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Fidelity Advisor Focused Stock Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fidelity Advisor Focused Stock Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Advisor Focused Stock Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor Focused Stock Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Advisor Focused Stock Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Focused Stock Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor Focused Stock Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor Focused Stock Fund - Class A | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Focused Stock Fund - Class A | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Fidelity Advisor Focused Stock Fund - Class A | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	42.70%
Fidelity Advisor Focused Stock Fund - Class A | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fidelity Advisor Focused Stock Fund - Class A | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Fidelity Advisor Focused Stock Fund - Class A | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Focused Stock Fund - Class A | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Fidelity Advisor Focused Stock Fund - Class A | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Fidelity Advisor Focused Stock Fund - Class A | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Focused Stock Fund - Class A | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Focused Stock Fund - Class A | United States
Holdings [Line Items]
Percent of Net Asset Value	86.90%
Fidelity Advisor Focused Stock Fund - Class A | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Focused Stock Fund - Class A | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor Focused Stock Fund - Class A | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor Focused Stock Fund - Class A | Finland
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Focused Stock Fund - Class A | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.60%
Fidelity Advisor Focused Stock Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Focused Stock Fund - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Fidelity Advisor Focused Stock Fund - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Fidelity Advisor Focused Stock Fund - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fidelity Advisor Focused Stock Fund - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Advisor Focused Stock Fund - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor Focused Stock Fund - Class M | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Advisor Focused Stock Fund - Class M | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Focused Stock Fund - Class M | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor Focused Stock Fund - Class M | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor Focused Stock Fund - Class M | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Focused Stock Fund - Class M | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Fidelity Advisor Focused Stock Fund - Class M | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	42.70%
Fidelity Advisor Focused Stock Fund - Class M | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fidelity Advisor Focused Stock Fund - Class M | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Fidelity Advisor Focused Stock Fund - Class M | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Focused Stock Fund - Class M | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Fidelity Advisor Focused Stock Fund - Class M | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Fidelity Advisor Focused Stock Fund - Class M | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Focused Stock Fund - Class M | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Focused Stock Fund - Class M | United States
Holdings [Line Items]
Percent of Net Asset Value	86.90%
Fidelity Advisor Focused Stock Fund - Class M | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Focused Stock Fund - Class M | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor Focused Stock Fund - Class M | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor Focused Stock Fund - Class M | Finland
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Focused Stock Fund - Class M | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.60%
Fidelity Advisor Focused Stock Fund - Class M | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Focused Stock Fund - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Fidelity Advisor Focused Stock Fund - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Fidelity Advisor Focused Stock Fund - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fidelity Advisor Focused Stock Fund - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Advisor Focused Stock Fund - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor Focused Stock Fund - Class C | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Advisor Focused Stock Fund - Class C | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Focused Stock Fund - Class C | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor Focused Stock Fund - Class C | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor Focused Stock Fund - Class C | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Focused Stock Fund - Class C | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Fidelity Advisor Focused Stock Fund - Class C | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	42.70%
Fidelity Advisor Focused Stock Fund - Class C | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fidelity Advisor Focused Stock Fund - Class C | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Fidelity Advisor Focused Stock Fund - Class C | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Focused Stock Fund - Class C | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Fidelity Advisor Focused Stock Fund - Class C | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Fidelity Advisor Focused Stock Fund - Class C | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Focused Stock Fund - Class C | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Focused Stock Fund - Class C | United States
Holdings [Line Items]
Percent of Net Asset Value	86.90%
Fidelity Advisor Focused Stock Fund - Class C | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Focused Stock Fund - Class C | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor Focused Stock Fund - Class C | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor Focused Stock Fund - Class C | Finland
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Focused Stock Fund - Class C | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.60%
Fidelity Advisor Focused Stock Fund - Class C | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Focused Stock Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Fidelity Advisor Focused Stock Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Fidelity Advisor Focused Stock Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fidelity Advisor Focused Stock Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Advisor Focused Stock Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor Focused Stock Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Advisor Focused Stock Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Focused Stock Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor Focused Stock Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor Focused Stock Fund - Class I | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Focused Stock Fund - Class I | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Fidelity Advisor Focused Stock Fund - Class I | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	42.70%
Fidelity Advisor Focused Stock Fund - Class I | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fidelity Advisor Focused Stock Fund - Class I | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Fidelity Advisor Focused Stock Fund - Class I | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Focused Stock Fund - Class I | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Fidelity Advisor Focused Stock Fund - Class I | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Fidelity Advisor Focused Stock Fund - Class I | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Focused Stock Fund - Class I | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Focused Stock Fund - Class I | United States
Holdings [Line Items]
Percent of Net Asset Value	86.90%
Fidelity Advisor Focused Stock Fund - Class I | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Focused Stock Fund - Class I | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor Focused Stock Fund - Class I | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor Focused Stock Fund - Class I | Finland
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Focused Stock Fund - Class I | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.60%
Fidelity Advisor Focused Stock Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Focused Stock Fund - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Fidelity Advisor Focused Stock Fund - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Fidelity Advisor Focused Stock Fund - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fidelity Advisor Focused Stock Fund - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Advisor Focused Stock Fund - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor Focused Stock Fund - Class Z | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Advisor Focused Stock Fund - Class Z | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Focused Stock Fund - Class Z | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor Focused Stock Fund - Class Z | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor Focused Stock Fund - Class Z | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Focused Stock Fund - Class Z | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Fidelity Advisor Focused Stock Fund - Class Z | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	42.70%
Fidelity Advisor Focused Stock Fund - Class Z | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fidelity Advisor Focused Stock Fund - Class Z | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Fidelity Advisor Focused Stock Fund - Class Z | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Focused Stock Fund - Class Z | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Fidelity Advisor Focused Stock Fund - Class Z | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Fidelity Advisor Focused Stock Fund - Class Z | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Focused Stock Fund - Class Z | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Focused Stock Fund - Class Z | United States
Holdings [Line Items]
Percent of Net Asset Value	86.90%
Fidelity Advisor Focused Stock Fund - Class Z | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Focused Stock Fund - Class Z | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor Focused Stock Fund - Class Z | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor Focused Stock Fund - Class Z | Finland
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Focused Stock Fund - Class Z | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.60%
Fidelity Advisor Focused Stock Fund - Class Z | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%